7. Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories Details 1
Balances at the beginning of the year	R$ (12,444)	R$ (12,444)
Addition	(3,059)	0
Write-off	2,994	0
Balances at the end of the year	R$ (12,509)	R$ (12,444)